Stock-Based Compensation (Tables)	12 Months Ended
Jan. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Stock-Based Compensation Expense
Stock-based compensation expense associated with awards made by CTI and its subsidiaries is included in the Company’s consolidated statements of operations as follows:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands)
Stock options:
Product costs	$124	$745	$543
Service costs	292	2,543	3,099
Research and development, net	464	4,195	4,505
Selling, general and administrative	2,376	13,783	12,248
	3,256	21,266	20,395
Restricted/Deferred stock awards:
Product costs	760	850	759
Service costs	2,132	2,069	1,444
Research and development, net	2,596	2,886	3,455
Selling, general and administrative	24,207	26,544	25,582
	29,695	32,349	31,240
Total	$32,951	$53,615	$51,635
The following table presents the Company’s stock-based compensation expense included in the consolidated statements of operations based on the underlying subsidiary's plans for the fiscal years ended January 31, 2012, 2011 and 2010:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands)
Stock options:
CTI (1)	$302	$16	$2,610
Verint (2)	3,256	21,237	20,320
Starhome	376	1,161	1,474
	3,934	22,414	24,404
Restricted/Deferred stock awards:
CTI (1)	8,444	9,402	9,344
Verint (2)	24,655	25,582	23,917
	33,099	34,984	33,261
Total	$37,033	$57,398	$57,665

(1)
Stock options to purchase CTI’s common stock, deferred stock unit awards and restricted stock unit awards were awarded to employees and directors of CTI’s subsidiaries, including employees of Verint, Comverse and Starhome. Accordingly, the related stock-based compensation expense has been recognized in the respective subsidiary statements of operations.

(2)
Verint’s stock-based compensation expense consists of stock options to purchase Verint common stock, Verint phantom stock units, Verint stock bonus program and Verint restricted stock awards and restricted stock units.

CTI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Activity
The following table presents the combined activity of all the CTI stock incentive plans for the fiscal years ended January 31, 2012, 2011 and 2010:

		Outstanding Options		Nonvested Restricted/Deferred Stock
	Shares Available for Grant	Shares (1)	Weighted Average Exercise Price	Shares	Weighted Average Grant Date Fair Value
Balance, January 31, 2009	9,961,202	12,898,673	$18.12	1,364,447	$15.81
Plan shares expired	(1,828,505)	—	—	—	—
Options granted	(903,300)	903,300	7.12	—	—
Options expired	—	(864,541)	16.06	—	—
Options forfeited	85,339	(85,339)	13.07	—	—
Deferred shares granted	(1,366,200)	—	—	1,366,200	6.92
Restricted/deferred shares vested (2)	—	—	—	(594,361)	14.77
Restricted/deferred shares forfeited	301,829	—	—	(301,829)	12.83
Balance, January 31, 2010	6,250,365	12,852,093	17.52	1,834,457	10.01
Plan shares expired	(1,300,937)	—	—	—	—
Options granted	—	—	—	—	—
Options expired	—	(1,378,687)	22.24	—	—
Options cancelled (3)	143,500	(143,500)	22.11	—	—
Options forfeited	191,915	(191,915)	7.16	—	—
Deferred shares granted	(1,700,771)	—	—	1,700,771	8.47
Restricted/deferred shares vested (2)	—	—	—	(740,381)	11.83
Restricted/deferred shares forfeited	642,030	—	—	(642,030)	8.46
Balance, January 31, 2011	4,226,102	11,137,991	17.05	2,152,817	8.63
2011 stock incentive compensation plan	22,000,000	—	—	—	—
Plan shares expired	(2,239,733)	—	—	—	—
Options granted	—	—	—	—	—
Options expired	1,121,440	(7,950,442)	17.46	—	—
Options cancelled	—	—	—	—	—
Options forfeited	104,407	(104,407)	8.00	—	—
Options exercised	—	(377,300)	5.60	—	—
Deferred shares granted	(1,450,246)	—	—	1,450,246	7.32
Restricted/deferred shares vested (2)	—	—	—	(1,240,481)	8.07
Restricted/deferred shares forfeited	445,572	—	—	(445,572)	8.01
Balance, January 31, 2012 (4)(5)	24,207,542	2,705,842	$17.81	1,917,010	$7.54

(1)	The fair value of vested stock options was $0.4 million, $0.6 million and $2.3 million during the fiscal years ended January 31, 2012, 2011 and 2010, respectively.

(2)	The total fair value of vested Restricted Awards during the fiscal years ended January 31, 2012, 2011 and 2010 was $10.0 million, $8.8 million and $8.8 million, respectively.

(3)
As part of settlement agreements of the consolidated shareholder derivative action and another separate litigation matter, 143,500 vested stock options held by former directors and a former employee were canceled in June 2010.

(4)
The outstanding stock options as of January 31, 2012 include 135,334 nonvested stock options with a weighted-average grant date fair value of $2.34, an expected term of 4 years and a total fair value of $0.3 million. The unrecognized compensation expense related to the remaining nonvested stock options was $0.1 million which is expected to be recognized over a weighted-average period of 0.33 years. The cash received from the exercise of CTI stock options was $2.1 million during the fiscal year ended January 31, 2012.

(5)	As of January 31, 2012, the unrecognized compensation expense related to nonvested Restricted Awards was $9.6 million which is expected to be recognized over a weighted-average period of 1.75 years.

Schedule of Stock Options by Exercise Price Range
The following table summarizes information about CTI’s stock options for the fiscal year ended January 31, 2012:

	Fiscal Year Ended January 31, 2012
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$00.01 - $05.60	164,163	1.88	$5.60	164,163	$5.60	1.88
$05.61 - $10.52	530,491	5.74	$7.30	398,157	$7.39	5.21
$10.53 - $20.62	526,614	1.92	$16.70	526,614	$16.70	1.92
$20.63 - $23.69	674,239	2.86	$22.40	674,239	$22.40	2.86
$23.70 - $46.50	810,335	3.69	$24.08	810,335	$24.08	3.69
	2,705,842			2,573,508

Schedule Of Fair Values Of The Options With The Weighted-Average Assumptions Using A Black-Scholes Option Pricing Model
The fair value assumptions for the July 2006 Modification for the period July 2006 through January 31, 2012 were as follows:

	Minimum	Maximum
Risk-Free Rate	0.15%	5.18%
Volatility	25.64%	67.3%
Expected Term (years)	0.03	4.39
Market Value	$6.32	$22.68
The fair value assumptions for stock options granted during the fiscal year ended January 31, 2010 which had a weighted-average grant date fair value of $2.34 were as follows:

Risk-Free Rate	1.98%
Volatility	38.77%
Expected Term (years)	3.99
Market Value	$7.12

CTI [Member] | Stock Options and Restricted Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Activity
The following table summarizes exercisable options and vested Restricted Awards:

	Stock Options Exercisable			Restricted Awards Vested
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Shares/ Units	Weighted Average Grant Date Fair Value
January 31, 2012	2,573,508	$18.37	3.2	1,240,481	$8.07
January 31, 2011	10,738,923	$17.42	3.2	740,381	$11.83
January 31, 2010	12,004,593	$18.25	3.7	594,361	$14.77

Verint [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Activity
The following table presents the combined activity of certain of the Verint stock incentive plans for the fiscal years ended January 31, 2012, 2011 and 2010:

		Outstanding Options		Nonvested Restricted Awards
	Shares Available for Grant	Shares (5)	Weighted Average Exercise Price	Shares	Weighted Average Grant Date Fair Value
Balance, January 31, 2009	4,372,927	5,225,246	$22.36	1,830,966	$24.48
Options expired	464,025	(464,025)	14.23	—	—
Options forfeited	30,102	(30,102)	21.69	—	—
Restricted awards granted	(492,167)	—	—	492,167	4.43
Restricted awards vested (1)	—	—	—	(115,560)	29.93
Restricted awards forfeited	86,663	—	—	(86,663)	24.03
Plan shares expired	(3,985,663)	—	—	—	—
Balance, January 31, 2010	475,887	4,731,119	23.16	2,120,910	19.57
Additional shares authorized	4,000,000	—	—	—	—
Options expired	796,417	(796,417)	25.56	—	—
Options forfeited	3,268	(3,268)	23.94	—	—
Options exercised	—	(2,164,503)	18.88	—	—
Restricted awards granted	(2,393,828)	—	—	2,393,828	15.90
Restricted awards vested (1)	—	—	—	(2,502,960)	17.39
Restricted awards forfeited	75,505	—	—	(75,505)	13.23
Plan shares expired	(309,798)	—	—	—	—
Balance, January 31, 2011	2,647,451	1,766,931	27.33	1,936,273	18.09
Additional shares authorized	317,350	—	—	—	—
Options granted (2)	(42,155)	42,155	9.28	—	—
Options expired	72,074	(72,074)	28.07	—	—
Options forfeited	—	—	—	—	—
Options exercised	—	(622,669)	20.51	—	—
Restricted awards granted	(901,885)	—	—	901,885	34.84
Restricted awards vested (1)	—	—	—	(1,336,221)	15.72
Restricted awards forfeited	51,968	—	—	(51,968)	28.85
Plan shares expired	(34,713)	—	—	—	—
Balance, January 31, 2012 (3)(4)	2,110,090	1,114,343	$30.40	1,449,969	$30.25

(1)	The total fair value of restricted shares vested during the fiscal years ended January 31, 2012, 2011 and 2010 was $21.0 million, $43.5 million and $3.5 million, respectively.

(2)	Consists of options to acquire shares of Verint Systems' common stock issued in exchange of certain unvested Vovici stock options in connection with the Vovici acquisition.

(3)
The outstanding stock options to purchase Verint Systems’ common stock as of January 31, 2012 include 31,683 nonvested stock options with a weighted-average grant date fair value of $23.05, an expected term of 5.43 years and a total fair value of $0.7 million. The total unrecognized compensation cost related to nonvested options was $0.6 million and is expected to be recognized over a weighted-average period of 2.8 years.

(4)	As of January 31, 2012, the unrecognized compensation expense related to nonvested RSUs was $20.2 million and is expected to be recognized over a weighted-average period of 1.3 years.

(5)
The total fair value of vested stock options to purchase Verint Systems’ common stock was $20.4 million, $30.2 million and $69.6 million during the fiscal years ended January 31, 2012, 2011 and 2010, respectively. The intrinsic value of Verint stock options exercised was $8.0 million and the cash received from the exercise of Verint stock options was $12.5 million during the fiscal year ended January 31, 2012.

Schedule of Stock Options by Exercise Price Range
The following table summarizes information about Verint’s stock options as of January 31, 2012:

	Fiscal Year Ended January 31, 2012
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$4.93 – $17.00	141,302	2.85	$13.87	110,871	$15.28	1.15
$17.98 – $23.00	138,242	1.85	22.62	136,990	22.65	1.81
$28.41 – $28.41	42,360	2.22	28.41	42,360	28.41	2.22
$28.60 – $28.60	8,061	0.08	28.60	8,061	28.60	0.08
$29.27 – $29.27	7,500	0.23	29.27	7,500	29.27	0.23
$31.78 – $31.78	18,000	2.43	31.78	18,000	31.78	3.43
$32.16 – $32.16	15,000	3.27	32.16	15,000	32.16	2.69
$34.40 – $34.40	137,000	3.95	34.40	137,000	34.40	4.95
$35.11 – $35.11	582,878	2.82	35.11	582,878	35.11	2.82
$37.99 – $37.99	24,000	3.64	37.99	24,000	37.99	3.64
	1,114,343			1,082,660

Verint [Member] | Stock Options and Restricted Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Activity
The following table summarizes Verint’s exercisable options and vested restricted awards:

	Stock Options Exercisable			Restricted Awards Vested
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Shares/Units	Weighted Average Grant Date Fair Value
January 31, 2012	1,082,660	$31.03	2.6	1,336,221	$15.72
January 31, 2011	1,764,380	27.33	2.7	2,502,960	17.39
January 31, 2010	4,498,900	23.24	2.2	115,560	29.93

Verint [Member] | Phantom Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Phantom Stock Unit Activity
The following table summarizes Verint phantom stock unit activity for the fiscal years ended January 31, 2012, 2011 and 2010:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands)
Beginning balance, in units	403	1,106	1,239
Granted	10	196	421
Released	(298)	(865)	(482)
Forfeited	(25)	(34)	(72)
Ending balance, in units	90	403	1,106